Expense Example	Dec. 31, 2025 USD ($)
AZL Balanced Index Strategy Fund | AZL Balanced Index Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
AZL MVP Balanced Index Strategy Fund | AZL MVP Balanced Index Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
AZL MVP Growth Index Strategy Fund | AZL MVP Growth Index Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
AZL MVP Moderate Index Strategy Fund | AZL MVP Moderate Index Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
AZL DFA Multi-Strategy Fund | AZL DFA Multi-Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
AZL MVP Global Balanced Index Strategy Fund | AZL MVP Global Balanced Index Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
AZL MVP DFA Multi-Strategy Fund | AZL MVP DFA Multi-Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	527
Expense Example, with Redemption, 10 Years	1,181
AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund | AZL MVP Fidelity Institutional Asset Management Multi-Strategy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,036
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	$ 1,084